Cash generated from operations	12 Months Ended
Dec. 31, 2023
Cash generated from operations
Cash generated from operations

28Cash generated from operations

	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Loss before income tax	(681,314)	(94,173)	(55,058)
Adjustments for:
Finance income	(113)	(155)	(78)
Finance costs	27,230	21,635	14,474
Amortisation of intangible assets (Note 15)	5,970	395	574
Depreciation of property, plant and equipment (Note 12)	93,165	61,091	65,323
Depreciation of investment properties (Note 14)	—	—	—
Loss on disposal of property, plant and equipment	14,349	20,465	1,981
Loss on disposal of intangible assets	1,350	3	—
Share of profits of investments accounted for using the equity method	(81)	—	—
Fair value loss of investment properties	—	—	154
Fair value loss of convertible note	4,240	26,506	116
Convertible note convert into shares	—	—	(20,420)
Reversal of contingent consideration	(1,523)	—	—
Share-based payment	35,463	27,528	7,514
Impairment of non-current assets	313,959	—	—
Unrealised exchange difference	(373)	—	—
Loss on disposal of associates	—	2,920	220
Loss on disposal of subsidiaries (Note 30)	21,558	11,329	4,860
Loss on liquidation of subsidiaries	—	—	373
Loss on ceased operation of subsidiaries	—	—	813
	(166,120)	77,544	20,846
Changes in working capital:
- Inventories	(800)	(294)	12,272
- Trade receivables	3,849	1,302	(3,966)
- Other receivables, deposits and prepayments	34,108	1,718	3,088
- Trade payables	4,543	16,394	28,019
- Accruals, other payables and provisions	(52,018)	(104,435)	(9,283)
- Contract liabilities	228,153	(66,728)	23,330
Cash flow from operating activities	51,715	(74,499)	74,306

This section sets out an analysis of net debt and the movements in net debt for the years:

	Liabilities from financing activities
			Lease	Lease
	Borrowing	Borrowing	liabilities	liabilities
	due within	due after	due within	due after
	1 year	1 year	1 year	1 year	Total
Net debt	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at 1 January 2022	(156,208)	(77,607)	(28,278)	(105,754)	(367,847)
Cash flows	(16,558)	48,497	926	6,450	39,315
As at 31 December 2022	(172,766)	(29,110)	(27,352)	(99,304)	(328,532)
As at 1 January 2023	(172,766)	(29,110)	(27,352)	(99,304)	(328,532)
Cash flows	98,833	(2,300)	(11,318)	5,906	91,121
As at 31 December 2023	(73,933)	(31,410)	(38,670)	(93,398)	(237,411)